Intangible Assets (Details) - Schedule of intangible assets, net of accumulated amortization - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Acquired patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	$ 78	$ 78	$ 78
Accumulated impairment
Accumulated amortization	(78)	(78)	(65)
Foreign exchange translation			14
Total intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	35,229	35,974	38,958
Accumulated impairment	(21,457)	(7,761)	(8,403)
Accumulated amortization	(78)	(78)	(65)
Foreign exchange translation		28,135	30,491
IPR&D Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	35,151	35,896	38,880
Accumulated impairment	(21,457)	(7,761)	(8,403)
Accumulated amortization
Foreign exchange translation		$ 28,135	$ 30,477